SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The table below is a summary of the segment profit or loss, including significant segment expenses, for the periods presented:

	Three months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
Revenues	$6,588,000	$16,742,000	$33,884,000	$49,697,000
Less:
Cost of sales	4,788,000	11,455,000	23,424,000	33,729,000
General and administrative	3,158,000	4,577,000	9,846,000	13,822,000
Selling and marketing	767,000	892,000	2,047,000	2,245,000
Research and development	623,000	1,147,000	2,196,000	3,419,000
Depreciation	243,000	248,000	745,000	750,000
Interest expense (net)	184,000	362,000	762,000	1,227,000
Net loss	$(3,175,000)	$(1,939,000)	$(5,136,000)	$(5,495,000)

The table below is a summary of the segment profit or loss, including significant segment expenses, for the periods presented:

	Year ended June 30,
	2025	2024
Revenues	$66,434,000	$60,824,000
Less:
Cost of sales	44,694,000	43,591,000
General and administrative	18,337,000	15,669,000
Selling and marketing	2,965,000	2,218,000
Research and development	4,464,000	4,916,000
Depreciation	1,002,000	1,045,000
Interest	1,646,000	1,718,000
Net loss	$(6,674,000)	$(8,333,000)